BALANCE SHEET INFORMATION - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Goodwill
Beginning balance	$ 12,969	$ 12,969
Goodwill, Acquired During Period	0	0
Ending balance	$ 12,969	$ 12,969